Transactions with non-controlling interests - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payments [Member]
Disclosure of Non-controlling Interests [table]
Transfers to (from) non-controlling interests	R$ 0	R$ 0	R$ 114
Reclame Aqui | Exchange differences on translation of foreign operations [Member]
Disclosure of Non-controlling Interests [table]
Transfers to (from) non-controlling interests	353	606	825
Reclame Aqui | Equity transaction related to put options over non-controlling interest [Member]
Disclosure of Non-controlling Interests [table]
Transfers to (from) non-controlling interests	9,563	(1,028)	3,904
APP Sistemas S.A. ("APP") | Equity transaction with non-controlling interests member [Member]
Disclosure of Non-controlling Interests [table]
Transfers to (from) non-controlling interests	(5,373)	0	(49)
Simplesvet and Questor | Dividends paid to shareholders [Member]
Disclosure of Non-controlling Interests [table]
Transfers to (from) non-controlling interests	17,663	R$ 10,454	R$ 5,983
SimplesVet | Sale of subsidiary
Disclosure of Non-controlling Interests [table]
Transfers to (from) non-controlling interests	R$ 8,794